Farmer Mac Guaranteed Securities and USDA Guaranteed Securities - Maturities (Details) (Farmer Mac Guaranteed Securities and USDA Securities [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Due within one year, Amortized Cost	$ 904,030
Available-for-sale Securities, Due after one year through five years, Amortized Cost	3,153,604
Available-for-sale Securities, Due after five years through ten years, Amortized Cost	757,080
Available-for-sale Securities, Due after ten years, Amortized Cost	1,867,855
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Due within one year, Fair Value	913,404
Available-for-sale Securities, Due after one year through five years, Fair Value	3,181,924
Available-for-sale Securities, Due after five years through ten years, Fair Value	748,279
Available-for-sale Securities, Due after ten years, Fair Value	1,801,662
Available-for-sale Securities, Debt Maturities, Weighted-Average Yield, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Due within one year, Weighted-Average Yield	2.37%
Available-for-sale Securities, Due after one year through five years, Weighted-Average Yield	2.18%
Available-for-sale Securities, Due after five years through ten years, Weighted-Average Yield	2.02%
Available-for-sale Securities, Due after ten years, Weighted-Average Yield	2.59%
Available-for-sale Securities, Total Weighted-Average Yield	2.30%
Payment Guarantee [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Amortized Cost Basis	6,682,569	6,130,811
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, at fair value	$ 6,645,269	$ 6,252,853